SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Oct. 06, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues (note 9)	$ 20,000	$ 10,932	$ 1,547	$ 20,153	$ 4,254
Cost of revenues		7,276	1,021	13,846	2,878
Segment operational loss (gain)		6,842	4,113	22,459	17,485
Gain on revaluation of warrant liability			(2,830)		905
Net loss		6,565	1,399	22,182	20,744
Segment assets		71,026		71,026		$ 85,160
Segment liabilities		15,163		15,163		8,739
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets		3,903		3,903		2,871
Segment liabilities		1,270		1,270		1,138
Smart carts [member]
IfrsStatementLineItems [Line Items]
Segment assets		67,123		67,123		82,289
Segment liabilities		13,893		13,893		$ 7,601
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		10,932	1,547	20,153	4,254
Cost of revenues		7,276	1,021	13,846	2,878
Segment operational loss (gain)		6,842	4,113	22,459	17,485
Gain on revaluation of warrant liability			(2,830)		905
Financial expenses, net		(277)	116	(277)	(71)
Tax expenses
Net loss		6,565	1,399	22,182	18,319
Operating segments [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		10,932	1,547	20,153	4,254
Cost of revenues		7,276	1,021	13,846	2,878
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		1,356	1,335	3,714	3,668
Cost of revenues		1,195	964	2,505	2,811
Segment operational loss (gain)		121	(67)	(168)	(1)
Operating segments [member] | Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		1,356	1,335	3,714	3,668
Cost of revenues		1,195	964	2,505	2,811
Operating segments [member] | Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		9,576	212	16,439	586
Cost of revenues		6,081	57	11,341	67
Segment operational loss (gain)		6,721	4,180	22,627	17,486
Operating segments [member] | Smart carts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)		9,576	212	16,439	586
Cost of revenues		$ 6,081	$ 57	$ 11,341	$ 67